Senior Notes Payable (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of senior notes payable
	July 31, 2022	July 31, 2021
	$	$
Opening Balance	50,159	-
Assumed on business combination	-	50,138
Interest paid	(5,095)	(1,210)
Interest expense	6,604	1,231
Deconsolidated due to loss of control (Note 15)	(51,668)	-
Closing Balance	-	50,159
Current portion	-	50,159
Long-term portion	-	-